Acquisitions, disposals and reorganization (Details 1) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income from discontinued operations, net of tax			¥ 5,480	¥ 22,543
Cash and, cash equivalents and restricted cash at end of year		¥ 848,166	439,033	273,979	¥ 1,132,851
Fanhua Bocheng Brokerge Limited [Member]
Total net revenues			172,993	617,738
Total operating costs			(163,079)	(503,926)
Selling expenses			(190)	(86,019)
General and administrative expenses			(3,380)	(5,287)
Other income, net			40	1,141
Loss on disposal of discontinued operations			(904)
Income from discontinued operations before income taxes			5,480	23,647
Income taxes expense				(1,104)
Net income from discontinued operations, net of tax			5,480	22,543
Net cash generated from (used in) operating activities	[1]		8,992	(1,616)
Net cash used in investing activities				(12)
Net cash generated from financing activities
Net cash increase (decrease) in cash and, cash equivalents, and restricted cash			8,992	(1,628)
Cash and, cash equivalents and restricted cash at beginning of year			5,031	6,659
Cash and, cash equivalents, and restricted cash at the disposal date			14,023
Cash and, cash equivalents and restricted cash at end of year				¥ 5,031

[1]	Including adjustment for the loss on disposal of discontinued operations in the amount of RMB904 in 2017.